DERIVATIVE RELATED TO SERVICE AGREEMENT	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
NOTE 6:-	DERIVATIVE RELATED TO SERVICE AGREEMENT

In contemplation with the Reverse Recapitalization described in Note 1.b, on November 21, 2011 the Company entered into the Service Agreement.

According to the Service Agreement, in consideration for Can-Fite's services, Eye-Fite shall pay to Can-Fite a service fee (consisting of all expenses and costs incurred by Can-Fite plus 15%). Furthermore, the Company is required to pay Can-Fite an additional payment of 2.5% from all future proceeds received by OphthaliX or any of its affiliates in relation to CF101. Can-Fite has the right (the "Exchange Right" or the "Derivative"), at any time from November 21, 2011 until the 5th-year anniversary thereof, to convert its exchange right for the additional payment into a warrant (the "Warrant") to purchase 2,160,102 shares of Common Stock of the Company. The exercise price for the Warrant shall be as follows: (i) in the event that within 12 months of November 21, 2011, the Company or any of its affiliates completes any transaction which has a "bio-dollar" value of more than $100 million (a "Qualified Financing Arrangement"), then the exercise price shall be the par value of the shares of Common Stock, and (ii) at any other time, then the exercise price for all the shares shall be an aggregate of US$2.5 Million, equal to a per share exercise price of $1.144.

The Company's management applied ASC 815 to evaluate whether the Exchange Right (contingent call option to holders) instrument is a financial instrument that has the characteristics of a derivative. In specific the Company's management had also evaluated ASC 815-10-15-74(a) scope exception.

The Company's management concluded that the Exchange Right doesn't have fixed settlement provisions, and therefore, should be classified as liability at inception. The Exchange Right is being re-measured at fair value each reporting period until date of exercise or expiration with the change in value reported in the statement of comprehensive loss (as part of financial income/expenses).

Consequently, the Company recorded as part of the Reverse Recapitalization a liability related to the Exchange Right in the amount of $438 based on its fair value. Issuance expenses that were allocated to this component, amounted to $50, were expensed immediately and were included as part of financial expenses in the consolidated statements of comprehensive loss for the period ended in December 31, 2011 (see Note 7 for the re-measurement at year end).

The fair value of the Derivative as of December 31, 2012 and 2011 amounted to $ 470 and $ 1,436 respectively, was determined using the binomial option-pricing model. The aforementioned option-pricing model requires a number of assumptions, of which most significant are the expected stock price volatility and the expected term. In estimating the derivative fair value, the Company used the following assumptions:

	December 31		Issuance
	2012	2011	date

Risk-free interest rate (1)	0.54%	0.83%	0.92%
Expected volatility (2)	79.13%	76.30%	76.26%
Expected life (in years) (3)	3.92	4.92	5
Expected dividend yield (4)	0	0	0

(1)	Risk-free interest rate - based on the yields from U.S. treasury bonds with different periods to maturity (according to different projection periods).

(2)	Expected volatility - was calculated based on actual historical stock price movements of the Company over a term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life of the conversion feature was based on the term of the derivative.

(4)
Expected dividend yield - was based on the fact that the Company has not paid dividends to Ordinary its stockholders in the past and does not expect to pay dividends to stockholders in the foreseeable future.

The Company considers an active market to be one in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis, and views an inactive market as one in which there are few transactions for the asset or liability, the prices are not current, or price quotations vary substantially either over time or among market makers. Since the quoted market value of the Company’s Common Stock was based on a sporadically traded stock with little or no volume, the Company's management determined the Company's stock price fair value based on ASC 820 Fair Value Measurement using the income approach assisted by a third party specialist. Consequently, the Company used the estimates stock price fair value in the underlying assumptions of the computation of the fair value of the derivative related to the Service Agreement.